CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 5,094	$ 4,262	$ 3,513
Adjustments to reconcile net income to net cash from operating activities:
Provision for loan losses	300	2,515	3,700
Depreciation	927	900	944
Amortization	1,636	1,569	1,300
Compensation expense on employee stock purchases and restricted stock units	22	11	15
Gains on sales of securities	(137)	(419)	(129)
Gains on sales of loans	(1,566)	(1,634)	(672)
Loans originated for sale	(42,906)	(44,889)	(25,685)
Proceeds from loan sales	45,204	45,622	26,611
Earnings on bank-owned life insurance	(299)	(447)	(354)
Gains on sales of other real estate owned	(122)	(51)	(279)
Write-downs of other real estate owned	926	405	255
Proceeds from sales of other real estate owned	1,604	1,259	3,015
Deferred federal income tax (benefit)/expense	59	(132)	378
Net changes in:
Other assets	289	667	2,391
Other liabilities	(667)	4	(2,458)
Net cash from operating activities	10,364	9,642	12,545
Cash flows from investing activities:
Sales of securities available for sale	8,790	9,369	3,310
Maturities, prepayments and calls of securities available for sale	26,072	39,098	18,687
Purchases of securities available for sale	(40,687)	(69,564)	(43,651)
Purchase of Federal Reserve Bank Stock		(1)	(1)
Sale of Federal Reserve Bank stock			411
Loan originations and payments, net	(6,812)	5,065	(9,375)
Proceeds from life insurance		311
Additions to premises and equipment	(801)	(921)	(499)
Net cash from investing activities	(13,438)	(16,643)	(31,118)
Cash flows from financing activities:
Net change in deposits	(6,072)	20,834	13,481
Net change in repurchase agreements	6,461	(2,297)	(380)
Proceeds from Federal Home Loan Bank advances	7,000		250
Payments on Federal Home Loan Bank advances	(1,028)	(8,027)	(276)
Issuance of common stock	130	123	127
Repurchase of common stock	(192)	(75)
Cash dividends	(1,780)	(1,648)	(1,578)
Net cash from financing activities	4,519	8,910	11,624
Net change in cash and cash equivalents	1,445	1,909	(6,949)
Beginning cash and cash equivalents	19,034	17,125	24,074
Ending cash and cash equivalents	20,479	19,034	17,125
Supplemental disclosures of cash flow information:
Cash paid for interest	1,456	2,625	3,608
Cash paid for income taxes	2,000	1,425	765
Loans transferred to other real estate owned	897	1,718	2,972
Other real estate owned transferred to premises and equipment		$ 20